UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                   FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-06680

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                              BHIRUD FUNDS INC.

              (Exact name of registrant as specified in charter)

                          C/o Bhirud Associates, Inc.

                       6 Thorndal Circle, Suite 205, Darien, CT 06820

               (Address of principal executive offices)(Zip code)

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                              SURESH L. BHIRUD

                          C/o Bhirud Associates, Inc.

                      6 Thorndal Circle, Suite 205, Darien, CT 06820

                   (Name and address of agent for service)

                                1-203-662-6659

              Registrant's telephone number, including area code

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Date of fiscal year end: July 31

Date of reporting period: April 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

THE APEX MID CAP GROWTH FUND
Portfolio of Investments Date April 30, 2008

	CO. Name	Shares	% MV	Market Value

	Agruim, Inc.	100	2.70%	7,900
	Terra Industries, Inc. *	200	2.59%	7,572
Total	Agricultural Chemicals		5.29%	15,472

	Imclone Systems, Inc.	400	6.39%	18,660
Total	Biological Products, (No Diagnostic Substances)		6.39%	18,660

	Tivo, Inc. *	3,000	8.45%	24,690
Total	Cable & Other Pay Television Services		8.45%	24,690

	Cityview Corp. Ltd. *	10,000	0.36%	1,050
	GSV, Inc. *	200	0.01%	30
Total	Crude Petroleum & Natural Gas		0.37%	1,080

	Apple, Inc. *	100	5.95%	17,395
Total	Electronic Computers		5.95%	17,395

	Capstone Turbine Corp. *	4,000	3.82%	11,160
Total	Engines & Turbines		3.82%	11,160

	Bunge Ltd.	100	3.90%	11,409
Total	Fats & Oils		3.90%	11,409

	Agfeed Industries, Inc. *	1,000	5.71%	16,680
Total	Grain Mill Products		5.71%	16,680

	VPGI Corp. *	170	0.01%	26
Total	Household Audio & Video Equipment		0.01%	26

	Monogram Biosciences, Inc. *	3,000	1.13%	3,300
Total	In Vitro & In Vivo Diagnostic Substances		1.13%	3,300

	Methanex Corp.	200	1.61%	4,692
Total	Industrial Organic Chemicals		1.61%	4,692

	Fuel Cell Energy, Inc. *	1,200	3.63%	10,596
Total	Miscellaneous Electrical Machinery, Equipment & Supplies		3.63%	10,596

	Taser International, Inc. *	900	2.30%	6,714
Total	Ordnanace & Accessories, (No Vehicles/Guided Missiles)		2.30%	6,714

	Genentech, Inc. *	100	2.33%	6,820
	Vivus, Inc. *	8	0.02%	45
Total	Pharmaceutical Preparations		2.35%	6,865

	JPC Capital Partners, Inc. *	116	0.01%	30
Total	Security Brokers, Dealers & Flotation Companies		0.01%	30

	Canadian Solar, Inc.	500	4.68%	13,685
	First Solar, Inc. *	50	5.00%	14,600
	Ja Solar Holdings Co. Ltd. *	500	4.11%	12,005
	JDS Uniphase Corp.	500	2.45%	7,155
	Omnivision Technologies, Inc. *	300	1.65%	4,812
	Solarfun Power Holdings Co. Ltd. *	1,000	4.60%	13,430
	Sunpower Corp. *	100	2.99%	8,727
	Verigy Ltd. *	12	0.09%	256
Total	Semiconductors & Related Devices		25.55%	74,670

	CMGI, Inc.	1,200	5.68%	16,596
Total	Services Business Sevices		5.68%	16,596

	Sohu Com, Inc. *	200	4.73%	13,826
Total	Services Computer Processing & Data Preparation		4.73%	13,826

	Divx, Inc. *	250	0.64%	1,870
	Napster, Inc. *	7,050	3.62%	10,575
Total	Services Computer Programming		4.26%	12,445

	Sify Technologies Ltd. *	1,500	2.62%	7,650
Total	Services Computer Programming, Data Processing, Etc.		2.62%	7,650

	Learning Priority, Inc.	27	0.01%	16
Total	Services Educational Services		0.01%	16

	Diamond Hitts Production, Inc. *	9,000	0.00%	1
Total	Services Health Services		0.00%	1

	Acclaim Entertainment, Inc. *	1,000	0.00%	8
	CDC Corp. *	2,000	2.36%	6,900
Total	Services Prepackaged Software		2.36%	6,908

	Netflix, Inc. *	400	4.38%	12,792
Total	Services Video Tape Rental		4.38%	12,792

	Cryolife, Inc. *	1,000	3.63%	10,620
Total	Surgical & Medical Instruments & Apparatus		3.63%	10,620

	Ciena, Corp. *	100	1.16%	3,381
	Tellabs, Inc. *	500	0.88%	2,580
	TPC Liquidation, Inc. *	200	0.00%	0
Total	Telephone & Telegraph Apparatus		2.04%	5,961

	Hanarotelecom, Inc. *	2	0.01%	16
Total	Telephone Communications (No Radiotelephone)		0.01%	16

	TOTAL COMMON STOCK		106.17%	310,270

	TOTAL INVESTMENTS		106.17%	310,270
	OTHER ASSETS (LESS LIABILITIES)		-6.17%	(18,028)

	NET ASSETS		100.00%	292,242
	NET ASSETS VALUE PER SHARE			1.37
	OFFERING PRICE PER SHARE			1.37

* Non-income producing securities.

NOTES TO FINANCIAL STATEMENTS
Apex Mid Cap Growth Fund
1. SECURITY TRANSACTIONS

At April 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $479,014 amounted to $168,744, which consisted of aggregate gross unrealized appreciation of  $32,019 and aggregate gross unrealized depreciation of $200,763.

ITEM 2. CONTROLS AND PROCEDURES

(a) The  Registrant's  President/Chief  Executive  Officer and Treasurer/Chief Financial  Officer has concluded that the Registrant's disclosure controls and  procedures  (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the  filing  date  of  the report that includes the disclosure required by this  paragraph,  based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There  were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably  likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate  certifications  for  each  principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment  Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Apex Mid Cap Growth Fund

By: /s/ Suresh L. Bhirud

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        Suresh L. Bhirud

        Chairman, President, Treasurer

Date: June 25, 2008

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment  Company Act of 1940, this report has been signed below by the following  person  on  behalf  of the registrant and in the capacities and on the date indicated.

By: /s/ Suresh L. Bhirud

        --------------------

        Suresh L. Bhirud

        Chairman, President, Treasurer

Date: June 25, 2008